Leases - Summary of Lease Items Recognized in Combined Statements Of Loss And Other Comprehensive Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Leases Recognized In Comprehensive Income Statement [Line Items]
Depreciation charge of right-of-use assets	¥ 6,515	¥ 3,537
Interest expense (included in finance cost)	1,097	300
Expense relating to short-term leases not included in lease liabilities (included in cost of revenues, selling and marketing expenses, administrative expenses and research and development expenses)	3,837
Total	11,449	3,837
Office Building [Member]
Disclosure Of Detailed Information About Leases Recognized In Comprehensive Income Statement [Line Items]
Depreciation charge of right-of-use assets	4,523	¥ 3,537
Charging Stations [Member]
Disclosure Of Detailed Information About Leases Recognized In Comprehensive Income Statement [Line Items]
Depreciation charge of right-of-use assets	¥ 1,992